Concentration of Risk (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration of Risk (Details) [Line Items]
Insurance coverage of credit risk (in Yuan Renminbi)	¥ 500,000
Description of credit risk	cash balance of RMB 230,740,141 (USD 35,357,498) was deposited with financial institutions located in China, of which RMB 220,283,922 (USD 33,760,505) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2020, cash balance of HKD 135,648,550, approximately RMB 114,161,819 (USD 17,496,332) was maintained at financial institutions in Hong Kong, of which HKD 131,636,626 approximately RMB 110,785,384 (USD 16,978,863) was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to SGD 75,000 (approximately USD 57,000) per account. As of December 31, 2020, cash balance of SGD 1,995,466 approximately RMB 9,840,443 (USD 1,508,137) was maintained at DI Scheme banks in Singapore, of which SGD 1,845,466 approximately RMB 9,100,733 (USD 1,394,770) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of December 31, 2020, cash balance of USD 2,054,084 (RMB 13,402,694) was deposited with a financial institution located in US, of which USD 63,191 (RMB 412,313) was subject to credit risk. The Company’s short term investments are mainly securities traded in US and Hong Kong markets held in a brokerage account in Hong Kong. The HK securities are protected by Investor Compensation Fund regulated by Securities and Futures Commission for up to HKD 500,000 per account. As of December 31, 2020, a total of RMB 32,457,452 (USD 4,974,398) short term investments deposited with a securities company located in Hong Kong was subject to credit risk.
Percentage of concentrations risk	10.00%	10.00%	10.00%
Number of customers	3	2
Number of vendor	3	1	3
Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Number of vendor	4
One Customers [Member] | Accounts Receivable [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	19.10%	13.40%
Two Customers [Member] | Accounts Receivable [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	14.00%	12.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	12.20%
One Vendor [Member] | Total Purchase [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	15.60%	26.60%	13.20%
One Vendor [Member] | Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	25.90%	32.80%
Two Vendor [Member] | Total Purchase [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	12.40%		12.80%
Two Vendor [Member] | Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	18.60%	27.90%
Three Vendor [Member] | Total Purchase [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	10.70%		12.40%
Three Vendor [Member] | Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	13.90%	11.90%
Accounts Receivable [Member]
Concentration of Risk (Details) [Line Items]
Number of vendor		3
Four vendor [Member] | Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	11.00%